Cover	Oct. 13, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Original 8-K is being filed solely to (i) appropriately disclose the issuance of such press release under Item 7.01 of Form 8-K, (ii) revise Item 1.01 to include a description of the loan agreement and (iii) include disclosure under Item 2.03 related to the loan agreement.
Document Period End Date	Oct. 13, 2023
Entity File Number	000-56075
Entity Registrant Name	4FRONT VENTURES CORP.
Entity Central Index Key	0001783875
Entity Tax Identification Number	83-4168417
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	7010 E. Chauncey Lane
Entity Address, Address Line Two	Ste. 235
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85054
City Area Code	602
Local Phone Number	633-3067
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false